Non-cash operating items (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Changes In Non Cash Operating Items [Abstract]
Schedule of Changes in Non-Cash Operating Items
The changes in non-cash operating items consist of the following:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Accounts receivable	$(8,641)	$63,721	$(49,253)	$33,975
Fuel and natural gas in storage	(23,362)	(12,043)	(7,128)	5,929
Supplies and consumables inventory	(3,006)	(1,283)	(10,775)	(4,386)
Income taxes recoverable	(861)	(1,002)	2,071	(1,167)
Prepaid expenses	(5,203)	(8,014)	(12,553)	(9,043)
Accounts payable	48,424	(5,002)	26,759	(44,332)
Accrued liabilities	110,725	(22,062)	164,021	(91,420)
Current income tax liability	(1,350)	773	853	5,625
Asset retirements and environmental obligations	(10,855)	(72)	(11,354)	(531)
Net regulatory assets and liabilities	(9,201)	(66,845)	(54,119)	(334,996)
	$96,670	$(51,829)	$48,522	$(440,346)